RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

22. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

        The amount due from related parties of $26,102 as of December 31, 2017 consists of (i) trade receivable of $13,930 for development services provided to Roserock, the Company's 49% owned affiliate, (ii) cash funding of $11,052 to Garland, another 49% owned affiliate, (iii) cash funding of $921 to Pilipinas Newton Energy Corp, the Company's 40% owned affiliate, and (iv) $199 receivable for O&M service provided to CSIF, the Company's 14.76% owned affiliate. No amount was due as of December 31, 2017.

        The amount due from related parties of $19,082 as of December 31, 2016 consists of (i) trade receivable of $1,446 for solar power products sold to Gaochuangte, the Company's 40% owned affiliate in 2016, which became a subsidiary of the Company in 2017, (ii) prepayments for bid deposits of $1,897 to CSI Skypower, the Company's 50% owned affiliate, and (iii) trade receivable of $15,739 for solar power products sold and development services provided to Tranquillity, Garland and Roserock, the Company's 49% owned affiliates. No amount was due as of December 31, 2016.

        The amount due to related parties of $6,023 as of December 31, 2017 consists of (i) a trade payable of $5,096 due to Suzhou iSilver Materials Co., Ltd., the Company's 15% owned affiliate, for raw materials purchased, (ii) payable for equipment purchase of $927 million to Suzhou Kzone Equipment Technology Co., Ltd, the Company's 32% owned affiliate obtained in September 2017.

        The amount due to related parties of $19,912 as of December 31, 2016 consists of (i) a trade payable of $19,912 due to Gaochuangte for the EPC service fees.

Related party transactions:

Guarantees and loans

        Dr. Shawn Qu, Chairman, President and Chief Executive Officer, fully guaranteed one-year loan facilities from Chinese commercial banks of RMB896 million, RMB896 million and RMB1,346 million ($206.0 million) in 2015, 2016 and 2017, respectively. Amounts drawn down from the facilities as at December 31, 2015, 2016 and 2017 were $78,225, $79,558 and $135,225, respectively.

        Dr. Shawn Qu fully guaranteed three-year loan facilities of $150 million from Chinese commercial banks in 2015. The facility was fully drawn down as at December 31, 2016 and 2017.

        In the first quarter of 2015, Dr. Shawn Qu loaned the Company $35.0 million at an interest rate of 4.25% per annum. The Company fully repaid the loan, including interest of $21, in March 2015.

        In 2015, Recurrent entered into buyer payment guaranties with a third party supplier in connection with certain solar module supply agreements of Tranquillity and Garland, pursuant to which Recurrent unconditionally guarantees to the third party supplier the timely payment in full when due and other payment obligations of Tranquillity and Garland required under the solar module supply agreements. The payable balance due by Tranquillity and Garland was nil and $11.1 million, respectively, as of December 31, 2016 and was both nil, as of December 31, 2017.

Sales and purchase contracts with affiliates

        In 2017, the Company sold 13 solar power projects to CSIF, the Company's 14.76% owned affiliate in Japan, in the amount of JPY18,426,754 ($163,155) recorded in revenue and JPY3,148,648($27,879) recorded in other operating income, provided asset management service and O&M service to CSIF in the amount of JPY303,772($2,699) and JPY32,119 ($285), respectively.

        In 2017, the Company sold solar power products to Gaochuangte in the amount of RMB11,352 ($1,648), before Gaochuangte became the Company's 80% owned subsidiary.

        In 2016, the Company sold solar power products to Roserock and Garland in the amount of $247,743, provided development services to Tranquillity, Garland and Roserock in the amount of $48,711.

        In 2015, the Company sold solar power products to Gaochuangte in the amount of RMB39,922 ($6,508), sold solar power products to Roserock and Garland in the amount of $28,132, provided development services to Tranquillity, Garland and Roserock in the amount of $69,712.

        In 2017, 2016 and 2015, the Company incurred costs of RMB44,271 ($6,430), RMB54,891 ($8,274) and RMB175,272 ($28,159) to Gaochuangte for EPC services related to the Company's solar power projects, respectively. These amounts were recorded in project assets.

        In 2017, the Company purchased raw materials from Suzhou iSilver Materials Co., Ltd in the amount of RMB331,958 ($49,113), purchased equipment from Suzhou Kzone Equipment Technology Co., Ltd in the amount of RMB29,704 ($4,395).

        In 2016, the Company purchased raw materials from Suzhou iSilver Materials Co., Ltd in the amount of RMB53,271 ($8,030).